SHARE-BASED COMPENSATION - RSUs to Employees (Details) - RSUs - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SHARE-BASED COMPENSATION
Shares granted to employees	706,637	759,702	1,033,001
Total compensation cost at the date of grant	$ 12,200	$ 10,200	$ 13,300
Total recognized compensation cost	10,682	$ 10,258	$ 9,314
Total unrecognized share-based compensation costs	$ 20,507
Weighted-average period of recognition of compensation expense	2 years 3 months 7 days
Number of Shares
Unvested at the beginning of the period (in shares)	1,781,271
Granted (in shares)	706,637	759,702	1,033,001
Vested (in shares)	(696,853)
Forfeited (in shares)	(131,288)
Unvested at the end of the period (in shares)	1,659,767	1,781,271
Weighted Average Grant-Date Fair Value
Unvested at the beginning of the period (in dollars per share)	$ 14.18
Granted (in dollars per share)	18.05
Vested (in dollars per share)	15.40
Forfeited (in dollars per share)	15.01
Unvested at the end of the period (in dollars per share)	$ 15.26	$ 14.18
Total fair value of shares vested	$ 10,733	$ 10,242	$ 12,091
Minimum
SHARE-BASED COMPENSATION
Vesting period	1 year
Maximum
SHARE-BASED COMPENSATION
Vesting period	4 years